LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net loss:
Net Loss Attributable to Kaixin's Shareholders		$ (53,907)	$ (40,972)	$ (53,563)
Weighted Average Shares Used in Calculating Net Loss Per Share, basic	[1]	2,227,765	52,418	12,713
Weighted Average Shares Used in Calculating Net Loss Per Share, diluted		2,227,765	52,418	12,713
Net (loss) income per ordinary share attributable to Kaixin Auto Holdings' shareholders - basic:
Loss Per Share, basic	[1]	$ (24.2)	$ (781.64)	$ (4,213.21)
Loss Per Share, diluted		$ (24.2)	$ (781.64)	$ (4,213.21)
Dilutive security issued shares		0	0	0
Class A Ordinary Shares
Net (loss) income per ordinary share attributable to Kaixin Auto Holdings' shareholders - basic:
Potential dilutive securities that were not included in the calculation of dilutive loss per share		6	6	6

[1]	* Retroactively restated to give effect to a share consolidation at a ratio for one - for - sixty ordinary shares and an authorized share capital increase from $500,000 to $36,500,000 effective on October 25, 2024 and a share consolidation at a ratio for one - for - thirty ordinary shares and an authorized share capital increase from $36,500,000 to $1,505,316,695 effective on December 1, 2025. (Note 1)